Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Initial recognition of operating right of use asset and lease liability	$ 0	$ 407,446
Weighted-average incremental borrowing rate	5.50%
Weighted-average lease term	2 years 9 months 18 days	4 years 8 months 12 days